CONTINGENCIES (Tables)	12 Months Ended
Dec. 28, 2013
CONTINGENCIES
Costs of Environmental Liabilities with Remediation

(In millions)	2013	2012

Balance at beginning of year	$32.5	$40.6
Charges (reversals), net	4.6	(3.1)
Payments	(7.5)	(5.0)

Balance at end of year	$29.6	$32.5